Related Party Transactions-General (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Terrible Herbst, Inc. [Member]
Related Party Transaction [Line Items]
Coin and currency maintainence revenue	$ 45,000	$ 300,000	$ 300,000
Trademark license expense	700,000	1,600,000	1,800,000
Shared services agreement revenue		500,000	500,000
Monthly adverstising expense		35,000	35,000
Berry-Hinckley Industries [Member]
Related Party Transaction [Line Items]
Shared services agreement revenue		68,000	68,000
Slot Route Contract [Member] | Terrible Herbst, Inc. [Member]
Related Party Transaction [Line Items]
Rent expense	$ 1,800,000	$ 10,700,000	$ 10,500,000